FORM D

1077814

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL
OMB Number: 3235-0076 Expires: May 31, 2002 Estimated average burden hours per form.......1

SEC MAIL RECEIVED PROCESSING APR 3 0 2002 154 SECTION WASH., D.C.

FORM D

NOTICE OF SALE OF SECURI[TIES] PURSUANT TO REGULATI[ON D,] SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTI[ON]

02033226

[SEC US]E ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
Blue Martini Software, Inc.: Common Stock

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☐ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
Blue Martini Software, Inc.

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
2600 Campus Drive, San Mateo, California 94403	(650) 356-4000
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

Brief Description of Business
Development of software for customer relationship management market.

PROCESSED
MAY 1 4 2002
THOMSON FINANCIAL

Type of Business Organization
☒ corporation ☐ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

	Month	Year	
Actual or Estimated Date of Incorporation or Organization:	January	1999	☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) DE

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Boxes that Apply:	☐ Promoter	☒ Beneficial Owner	☒ Executive Officer	☒ Director	☐ General and/or Managing Partner
Full Name (Last name first, if individual) Monte Zweben					
Business or Residence Address (Number and Street, City, State, Zip Code) 2600 Campus Drive, San Mateo, California 94403					
Check Boxes that Apply:	☐ Promoter	☐ Beneficial Owner	☒ Executive Officer	☐ Director	☐ General and/or Managing Partner
Full Name (Last name first, if individual) Michael Borman					
Business or Residence Address (Number and Street, City, State, Zip Code) 2600 Campus Drive, San Mateo, California 94403					
Check Boxes that Apply:	☐ Promoter	☐ Beneficial Owner	☒ Executive Officer	☐ Director	☐ General and/or Managing Partner
Full Name (Last name first, if individual) Robert E. Cell					
Business or Residence Address (Number and Street, City, State, Zip Code) 2600 Campus Drive, San Mateo, California 94403					
Check Boxes that Apply:	☐ Promoter	☐ Beneficial Owner	☒ Executive Officer	☐ Director	☐ General and/or Managing Partner
Full Name (Last name first, if individual) Rebecca Deyo					
Business or Residence Address (Number and Street, City, State, Zip Code) 2600 Campus Drive, San Mateo, California 94403					
Check Boxes that Apply:	☐ Promoter	☒ Beneficial Owner	☐ Executive Officer	☒ Director	☐ General and/or Managing Partner
Full Name (Last name first, if individual) Andrew Verhalen					
Business or Residence Address (Number and Street, City, State, Zip Code) c/o Matrix Partners, 2500 Sand Hill Road, Suite 113, Menlo Park, California 94025					
Check Boxes that Apply:	☐ Promoter	☐ Beneficial Owner	☐ Executive Officer	☒ Director	☐ General and/or Managing Partner
Full Name (Last name first, if individual) Edward Vick					
Business or Residence Address (Number and Street, City, State, Zip Code) 501 Guardhill Road, Bedford, New York 10506					
Check Boxes that Apply:	☐ Promoter	☐ Beneficial Owner	☐ Executive Officer	☒ Director	☐ General and/or Managing Partner
Full Name (Last name first, if individual) William Zuendt					
Business or Residence Address (Number and Street, City, State, Zip Code) 31 Manzanita Place, Mill Valley, California 94941-1018					

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? .... Yes ____ No _X_

   Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? .... $ ________ *N/A

3. Does the offering permit joint ownership of a single unit? .... Yes _X_ No ____

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only. **None.**

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers ***Not Applicable**

(Check "All States" or check individual States) .... ☐ All States

*** See Attachment to Form D**

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ 0.00	$ 0.00
Equity	$ 6,402,961.39	$ 6,402,961.39
☐ Common ☒ Preferred		
Convertible Securities (including warrants)	$ 807,586.26	$ 807,586.26
Partnership Interests	$ 0.00	$ 0.00
Other (Specify ______)	$ 0.00	$ 0.00
Total	$ 7,210,547.65	$ 7,210,547.65

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	25	$ 7,210,547.65
Non-accredited Investors	0	$ 0.00
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Not Applicable

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

***De minimus**

Transfer Agent's Fees	☐	$ 0.00
Printing and Engraving Costs	☐	$ 0.00
Legal Fees	☐	$ 0.00
Accounting Fees	☐	$ 0.00
Engineering Fees	☐	$ 0.00
Sales Commissions (specify finders' fees separately)	☐	$ 0.00
Other Expenses (Identify) ______	☐	$ 0.00
Total	☐	$ 0.00

***See Attachment to Form D**

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C – Question 4.a. This difference is the "adjusted gross proceeds to the issuer" ....

***No Proceeds were realized by Issuer.** $ 0.00

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

Not Applicable

	Payment to Officers, Directors, & Affiliates	Payment To Others
Salaries and fees	☐ $ 0.00	☐ $ 0.00
Purchase of real estate	☐ $ 0.00	☐ $ 0.00
Purchase, rental or leasing and installation of machinery and equipment	☐ $ 0.00	☐ $ 0.00
Construction or leasing of plant buildings and facilities	☐ $ 0.00	☐ $ 0.00
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $ 0.00	☐ $ 0.00
Repayment of indebtedness	☐ $ 0.00	☐ $ 0.00
Working capital	☐ $ 0.00	☐ $ 0.00
Other (specify):	☐ $ 0.00	☐ $ 0.00
	☐ $	☐ $
Column Totals	☐ $ 0.00	☐ $ 0.00
Total Payments Listed (column totals added)	☐ $ 0.00	

D. FEDERAL SIGNATURE

The issuer had duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Blue Martini Software, Inc.	[signature]	April 26, 2002
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Robert E. Cell	Chief Financial Officer	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

***See Attachment to Form D**

BLUE MARTINI SOFTWARE, INC.

Attachment to Form D

Blue Martini Software, Inc. ("Blue Martini") issued an aggregate 4,534,936 shares of common stock, par value $0.001 per share (the "Blue Martini Stock"), to the stockholders of The Cybrant Corp., a Delaware corporation ("Cybrant"), upon consummation of the merger of Blue Martini Holdings Corp. II, a Delaware corporation and a wholly owned subsidiary of Blue Martini ("Merger Sub") with and into Cybrant pursuant to an Agreement and Plan of Merger and Reorganization among Blue Martini, Merger Sub, Cybrant and Dave Buchannan as Stockholders' Agent (the "Merger").

The Merger was consummated on April 16, 2002. Pursuant to the Merger, (a) Merger Sub merged with and into Cybrant and Cybrant became the surviving corporation under the name "The Cybrant Corp.", and (b) holders of Series D Preferred Stock of Cybrant received 0.293986 of a share of Blue Martini Stock in exchange for each share of their Cybrant stock. The aggregate offering price shown in response to Item C.1 represents the value of Blue Martini Stock issued to the stockholders of Cybrant in exchange for their Cybrant stock, based upon a price of $1.59 per share of Blue Martini Stock.

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